Leuthold Global Industries Fund
Leuthold Global Industries Fund

Leuthold Funds, Inc.

August 30, 2013

Supplement to the Prospectus dated January 31, 2013

Leuthold Global Industries Fund

Leuthold Asset Allocation Fund

Leuthold Core Investment Fund

Leuthold Select Industries Fund

Reduced Expense Cap for Leuthold Global Industries Fund

The Board of Directors of the Leuthold Funds and Leuthold Weeden Capital Management, the investment adviser to the Leuthold Global Industries Fund, have agreed to reduce the Fund’s expense cap from 1.85% to 1.60%. Accordingly, effective September 1, 2013, the table entitled “Annual Fund Operating Expenses” and the corresponding expense example found under the heading “Fund Fees and Expenses” in the portion of the “Summary Information” section of the Prospectus related to the Fund have been restated to reflect the new expense cap, as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Industries Fund		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.27%	1.27%
Total Annual Fund Operating Expenses		2.52%	2.27%
Expense Reimbursement	[1]	(0.77%)	(0.77%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.75%	1.50%
[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.60% of the average daily net assets of the Fund (in determining the 1.60% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Global Industries Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	178	711	1,271	2,798
Institutional Class	153	635	1,145	2,546

The date of this Supplement is August 30, 2013. Please retain this Supplement for future reference.